Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 10,229	$ 13,311
Securities mandatorily measured and designated at FVTPL	62,861	52,578
Business and government	121,815	109,555
Residential mortgages	207,396	207,749
Debt securities measured at FVOCI	41,085	35,648
Equity securities designated at FVOCI	582	562
FVO securities purchased under resale agreements	48,806	43,450
Derivative instruments	22,103	21,431
Obligations related to securities sold short	14,188	13,782
Derivative instruments	22,839	20,973
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	394	54
Securities mandatorily measured and designated at FVTPL	62,861	52,578
Business and government	20,167	16,424
Residential mortgages	17	12
Loans mandatorily measured at FVTPL	20,184	16,436
Debt securities measured at FVOCI	41,085	35,648
Equity securities designated at FVOCI	582	562
FVO securities purchased under resale agreements	3,996	3,322
Derivative instruments	22,103	21,431
Total financial assets	151,205	130,031
Deposits and other liabilities	(9,560)	(7,979)
Obligations related to securities sold short	(14,188)	(13,782)
Deposits, obligations related to securities sold short and other liabilities, Total	(23,748)	(21,761)
Derivative instruments	(22,839)	(20,973)
Total financial liabilities	(46,587)	(42,734)
At fair value [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,042	20,592
Debt securities measured at FVOCI	31,764	27,607
At fair value [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	28,103	25,354
Equity securities designated at FVOCI	582	562
At fair value [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,553	3,701
Debt securities measured at FVOCI	5,748	4,543
At fair value [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,163	2,931
Debt securities measured at FVOCI	3,573	3,498
At fair value [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,305	5,593
Derivative instruments	(8,367)	(6,261)
At fair value [member] | Foreign exchange derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,122	9,303
Derivative instruments	(8,582)	(9,335)
At fair value [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	114	118
Derivative instruments	(135)	(147)
At fair value [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,881	3,617
Derivative instruments	(4,552)	(3,876)
At fair value [member] | Precious metal derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	187	206
Derivative instruments	(174)	(258)
At fair value [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,494	2,594
Derivative instruments	(1,129)	(1,096)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	32,873	29,404
Debt securities measured at FVOCI	1,581	2,844
Equity securities designated at FVOCI	41	42
Derivative instruments	2,610	1,870
Total financial assets	37,105	34,160
Obligations related to securities sold short	(5,463)	(4,443)
Deposits, obligations related to securities sold short and other liabilities, Total	(5,463)	(4,443)
Derivative instruments	(2,233)	(1,976)
Total financial liabilities	(7,696)	(6,419)
At fair value [member] | Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	5,319	4,264
Debt securities measured at FVOCI	1,581	2,844
At fair value [member] | Level 1 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,554	25,140
Equity securities designated at FVOCI	41	42
At fair value [member] | Level 1 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5
Derivative instruments	(2)
At fair value [member] | Level 1 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,281	1,727
Derivative instruments	(1,723)	(1,489)
At fair value [member] | Level 1 of fair value hierarchy [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	324	143
Derivative instruments	(508)	(487)
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	394	54
Securities mandatorily measured and designated at FVTPL	29,711	22,823
Business and government	19,233	15,942
Residential mortgages	17	12
Loans mandatorily measured at FVTPL	19,250	15,954
Debt securities measured at FVOCI	39,504	32,804
Equity securities designated at FVOCI	245	235
FVO securities purchased under resale agreements	3,996	3,322
Derivative instruments	19,081	19,339
Total financial assets	112,181	94,531
Deposits and other liabilities	(8,967)	(7,556)
Obligations related to securities sold short	(8,725)	(9,339)
Deposits, obligations related to securities sold short and other liabilities, Total	(17,692)	(16,895)
Derivative instruments	(20,298)	(18,638)
Total financial liabilities	(37,990)	(35,533)
At fair value [member] | Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,723	16,328
Debt securities measured at FVOCI	30,183	24,763
At fair value [member] | Level 2 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	542	208
Equity securities designated at FVOCI	245	235
At fair value [member] | Level 2 of fair value hierarchy [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,529	3,675
Debt securities measured at FVOCI	5,748	4,543
At fair value [member] | Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,917	2,612
Debt securities measured at FVOCI	3,573	3,498
At fair value [member] | Level 2 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,275	5,593
Derivative instruments	(8,348)	(6,152)
At fair value [member] | Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,122	9,303
Derivative instruments	(8,582)	(9,335)
At fair value [member] | Level 2 of fair value hierarchy [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3
Derivative instruments	(11)	(16)
At fair value [member] | Level 2 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,327	1,783
Derivative instruments	(2,562)	(2,268)
At fair value [member] | Level 2 of fair value hierarchy [member] | Precious metal derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	187	206
Derivative instruments	(174)	(258)
At fair value [member] | Level 2 of fair value hierarchy [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,170	2,451
Derivative instruments	(621)	(609)
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	277	351
Business and government	934	482
Loans mandatorily measured at FVTPL	934	482
Equity securities designated at FVOCI	296	285
Derivative instruments	412	222
Total financial assets	1,919	1,340
Deposits and other liabilities	(593)	(423)
Deposits, obligations related to securities sold short and other liabilities, Total	(593)	(423)
Derivative instruments	(308)	(359)
Total financial liabilities	(901)	(782)
At fair value [member] | Level 3 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7	6
Equity securities designated at FVOCI	296	285
At fair value [member] | Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	24	26
At fair value [member] | Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	246	319
At fair value [member] | Level 3 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	25
Derivative instruments	(17)	(109)
At fair value [member] | Level 3 of fair value hierarchy [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	114	115
Derivative instruments	(124)	(131)
At fair value [member] | Level 3 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	273	107
Derivative instruments	$ (167)	$ (119)